Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	Immune Design Corp.
Entity Central Index Key	0001437786
Entity Filer Category	Non-accelerated Filer
Amendment Description	Amendment to S1